Warrants - Outstanding (Details) - 12 months ended Dec. 31, 2025	Total	$ / shares	shares	$ / shares	$ / $
Warrants
Exercise price (in dollar per share) | (per share)		$ 1.85		$ 1.35
Remaining contractual life (years)	1 year 9 months 18 days
Warrants exercisable			5,712,500
Exchange rate from USD to CAD	1.369				1.369
October 17, 2027
Warrants
Exercise price (in dollar per share) | $ / shares		1.85
Remaining contractual life (years)	1 year 9 months 14 days
Warrants exercisable			4,977,500
October 20, 2027
Warrants
Exercise price (in dollar per share) | $ / shares		$ 1.85
Remaining contractual life (years)	1 year 9 months 18 days
Warrants exercisable			735,000